Leases - Leases After IFRS 16 application - Maturity detail (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments	€ 733,499	€ 740,690
Additions to right-of-use assets	75,077	747,843
Initial additions to right-of-use assets		664,948
Less than 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments	42,642	44,464
2022
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments	40,961	41,444
2-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments	158,032	155,300
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payments	€ 491,864	€ 499,482